Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Warrant Liability [Table Text Block]
                                The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until January 31, 2013:

	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(3,087,279)	(109,428,097)
Decrease in fair value of derivative warrant liability	(3,738,952)	n/a
	$6,127,098	216,314,526

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
                                The key inputs used in the January 31, 2013 and July 31, 2012 fair value calculations were as follows:

	January 31, 2013	July 31, 2012

Current exercise price	$0.03	$0.15
Time to expiration	3.61 years	3.9 years
Risk-free interest rate	0.65%	0.45%
Estimated volatility	84%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.045	$0.093

                                     The key inputs used in the July 31, 2012 and 2011 fair value calculations were as follows:

	July 31, 2012	July 31, 2011

Current exercise price	$0.15	$0.15 and $0.25
Time to expiration	3.9 years	4.7 years
Risk-free interest rate	0.45%	1.23%
Estimated volatility	104%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.093	$0.13